CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		35 Months Ended	41 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	May 31, 2014
Consolidated Statement Of Operations
REVENUES	$ 421	$ 252	$ 715	$ 984	$ 1,900	$ 2,952	$ 10,547	$ 11,262
OPERATING EXPENSES
Salary expense	6,250	6,250	12,500	12,500	25,000	21,552	50,054	62,554
Selling, general and administrative	3,442	4,346	5,688	5,507	5,341	6,480	11,821	17,509
Legal and professional	5,600	3,025	15,750	5,525	11,980	3,652	17,791	33,541
Total Operating Expenses	15,292	13,621	33,938	23,532	42,321	31,684	79,666	113,604
Net loss from operations	(14,871)	(13,369)	(33,223)	(22,548)	(40,421)	(28,732)	(69,119)	(102,342)
NET LOSS FROM OPERATIONS AND BEFORE PROVISION FOR INCOME TAXES	(14,871)	(13,369)	(33,223)	(22,548)	(40,421)	(28,732)	(69,119)	(102,342)
PROVISION FOR INCOME TAXES
NET LOSS	$ (14,871)	$ (13,369)	$ (33,223)	$ (22,548)	$ (40,421)	$ (28,732)	$ (69,119)	$ (102,342)
Net loss per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of shares outstanding during the period - basic and diluted	9,150,000	9,150,000	9,150,000	9,150,000	9,150,000	8,882,261